LAW OFFICES
Silver,  Freedman  &  Taff,  L.L.P.
A LIMITED LIABILITY PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS

3299 K STREET, N.W., SUITE 100
WASHINGTON, D.C. 20007
PHONE: (202) 295-4500
FAX: (202) 337-5502
WWW.SFTLAW.COM

August 7, 2008

VIA EDGAR AND COURIER

Michael R. Clampitt, Staff Attorney
Financial Services Group
Securities and Exchange Commission
100 F Street, N.E.
Mail Stop 4561
Washington, D.C.  20549

Re:	Sunshine Financial, Inc. Amendment No. 2 to Registration Statement on Form S-1/A
File Number 333-151131

Dear Mr. Clampitt:

Pursuant to the Securities Act of 1933, as amended (the “Act”), and the rules and regulations thereunder, on behalf of our client Sunshine Financial, Inc. (the “Holding Company”), we enclose herewith for filing Pre-Effective Amendment No. Two (the “Amendment”) to the Holding Company’s Registration Statement on Form S-1/A relating to the Holding Company’s proposed offering.

The Amendment responds to comments raised by the Staff of the Securities and Exchange Commission in its letter dated July 10, 2008 (the “Comment Letter”).  The Holding Company’s responses to the Staff’s comments are numbered to correspond to the numbered comments in the Comment Letter.

The Amendment is marked to show all revisions to the prior submission made on July 8, 2008.  In addition to the responses to the Staff’s comments, these revisions include the “Recent Developments” section reviewed supplementally by the Staff and responses to the comments of the Office of Thrift Supervision (“OTS”).

Michael R. Clampitt
Securities and Exchange Commission
August 7, 2008
Page

Amendment No. 1 to Form S-1
Risk Factors
General

1.           This section has been revised as requested.

Exhibit 23.2

2.	An updated auditor’s consent is included.

* * * * *

We will provide requests from the Holding Company and from Keefe, Bruyette & Woods for acceleration of the effective date of the registration statement as soon as the Staff is prepared to receive them.

If the Staff has any questions or comments with respect to these responses to comments, please call me at (202) 295-4526 or Dave Muchnikoff at (202) 295-4513.

Very truly yours,

/s/ Michael S. Sadow

Michael S. Sadow, P.C.

cc:       Justin Dobbie, Staff Attorney
     Mail Stop 4561
Benjamin Phippen, Staff Accountant
Amit Pande, Staff Accountant